Critical accounting judgements and sources of estimation uncertainty	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Judgements And Estimates Abstract [Abstract]
Critical accounting judgements and sources of estimation uncertainty
4.	Critical accounting judgements and sources of estimation uncertainty
The preparation of financial statements requires management to make judgements, estimates and assumptions about the application of its accounting policies which affect the reported amounts of assets, liabilities, revenue and expenses. Actual amounts and results may differ from those estimates.
Judgements and estimates are evaluated regularly and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Any revisions to accounting estimates are recognized in the period in which the estimate is revised.
a) Key accounting judgements
Capitalization of intangible assets—internal software development
The Group capitalizes internal software development costs, in particular internal staff costs, relating to the enhancement of the Group’s core IT systems architecture and developments. Judgement is required in applying the capitalization criteria of IAS 38 ‘Intangible Assets’, differentiating between enhancements and maintenance. Those costs which are not treated as capital but are directly attributable to the Group’s system and process improvement project are treated as adjusting items.
In establishing the principles on which costs are capitalized, consideration is given to the nature of work being performed, whether the costs and the activities are incremental and whether the associated deliverables meet the characteristics of an asset. Processes are in place to evaluate this, and the same processes are used to confirm whether the expensed costs are related to the system and process improvement project so that classification as an adjusting item is appropriate.
Capitalization of intangible assets—internally developed technology
The Group capitalizes internal costs associated with internally developed technology as intangible assets as described further in notes 3 and 13. This requires judgement to determine that the characteristics of such assets meet the relevant criteria if IAS 38 ‘Intangible Assets’ for classification as an intangible asset.
Internal costs are capitalized as internally developed technology within intangible assets which are used to generate antibodies and kits. The point at which such internal costs are capitalized as well as their magnitude (whereby the amount capitalized comprises mainly of attributable salary costs and consumables used in the manufacture process) is a key area of judgement. A key area in respect of the stage of development of internally developed technology is subject to judgement as to when a product’s future economic value justifies capitalization. Management reviews regularly these factors in order to determine that the costs meet the criteria for capitalization as intangible assets.
During the prior year, an impairment was booked for assets relating to AxioMx where changes in scope of the project impacted on the usability of the historical work performed, details of which can be seen in note 13.
Assessment of cash generating units (CGUs)
For the purposes of impairment testing, the Group identifies the CGU that is appropriate for the asset to be measured against if it is not possible to estimate the recoverable amount individually. The goodwill acquired in a business combination is allocated at acquisition to the CGU which is expected to benefit from that business combination.
The Group applies judgement in determining how integrated the acquired business is within the Group. Consideration is given to the product branding and ranges, whether the manufacturing and research and development has broadened since acquisition, whether sales and marketing activity is separate from the Group and how the business is monitored.
For the BioVision acquisition in October 2021, the Group had determined that the business was not sufficiently integrated into the Group at 31 December 2021 and therefore the goodwill associated with this acquisition was tested separately as part of a separate BioVision CGU. As at 31 December 2022, the acquired BioVision business had been fully integrated in to the Group’s operations and product portfolio and so the Goodwill arising from the BioVision acquisition has also been allocated to the Group CGU. Full details can be found in note 12.
b) Key sources of estimation uncertainty
Performance conditions associated with share-based payment schemes
The Group operates a number of share-based payment schemes for its employees, many of which need to meet non-market-based performance conditions in order to either partially or fully vest at the end of the vesting period. Management uses forecast financial information, such as expected revenue growth, to assess the likelihood of achieving performance conditions throughout the vesting period and adjusts the share-based payment charge to reflect the expected proportion of issued share awards that will vest. Where actual performance differs from management expectations during the vesting period, or there are changes to management’s estimates, this can result in a material change to the share-based payment charge in the period in which this change occurs.
Impairment assessment of assets held for sale and acquired intangible assets
During the year ended 31 December 2022, the assets relating to Firefly BioWorks multiplex and assay technology were actively marketed, along with other assets relating to this technology and product range, which included an allocation of goodwill (£1.6m). Accordingly, these assets were classified as held for sale on the Group’s balance sheet during the year.
The group was not successful in locating a buyer and a decision was made by the directors to discontinue the group’s investment in these products and technology. As such an impairment charge of £18.3m has been recognised within R&D expenses within the income statement, with the carrying amount of the assets classified as held for sale written down to £
nil
. Further, associated deferred tax liabilities of £4.1m and other liabilities of £0.2m were also released to the income statement, as well as other costs associated with this decision of £0.2m . Details can be found in note 8.
During the year to 30 June 2020, an assessment of the acquired intangible in respect of In Vitro monoclonal antibody production technology acquired with AxioMx, Inc. in 2015 was undertaken. This also included further smaller amounts in respect of this technology which have been capitalized since acquisition as certain commercial feasibility milestones had been achieved.
An appraisal of the ability to utilize at scale this technology has been undertaken whereby although technical feasibility remains valid, the challenges to realize material commercial returns have resulted in the conclusion not to pursue further active development and substantive utilization of this technology. As a result of this, the intangible asset in respect of this technology has been fully impaired.
Details of the impairment can be found in note 13.
Provision for expected credit losses
During the financial year a new ERP system module for sales and distribution was implemented which, in September 2022, interrupted operations and resulted in delays in Abcam’s ability to perform credit checks and distribute invoices timely, in particular in Abcam Inc. Amounts collected may be less than amounts billed due to untimely invoice distribution, prolonged delays in collection and other reasons unrelated to credit risk. These factors make the valuation of accounts receivable more subjective.
Abcam assesses the requirement for a provision against bad or doubtful debts in line with the lifetime expected credit loss (‘ECL’) for the trade receivables. The ECL is based upon the Group’s historical credit loss experience that is then adjusted to account for factors that are specific to the individual customer balances, the general economic conditions and the forecast conditions at the balance sheet date. The evaluation of these historical and other factors involves complex, subjective judgments.
The valuation of trade receivables is adjusted for the expected credit loss in the form of a provision for bad and doubtful debts. Our collection procedures include: review of account aging; review of current sales activity;

and direct contact with our payors. An uncollectible amount is written off to the provision after reasonable collection efforts have been exhausted. As of December 31, 2022, the provision for bad and doubtful accounts balance was £2.4 million (31 December 2021: £0.8 million) which is included in accounts receivable, net of allowances on the Group’s Consolidated Balance Sheets and of which there is a provis
ion of $2.2 million (£1.8 million) against a gross accounts receivable balance of $54.8 million (£46.0 million) within Abcam Inc.
Details on the ageing of trade receivables can be found in note 19.